REVENUE (Tables)	12 Months Ended
Aug. 31, 2022
Revenue [abstract]
Disclosure of detailed information about revenues
Gross revenue for the years ended August 31, 2022 and 2021 is disaggregated as follows:

	YEAR ENDED
	AUGUST 31, 2022	AUGUST 31, 2021
Adult-use recreational wholesale revenue (Canadian)	$184,686	$98,510
Direct to patient medical and medical wholesale revenue (Canadian)	7,872	8,701
International wholesale (business to business)	15,138	386
Wholesale to licensed producers (Canadian)	1,298	2,060
Other revenue	115	202
Gross revenue	$209,109	$109,859
Excise taxes	(63,300)	(30,696)
Net revenue	$145,809	$79,163